UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    9/30/2002

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     8805 Indian Hills Drive, Suite 250
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Kenneth W. Kroeker
Title:  President
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Kenneth W. Kroeker             Omaha, NE                      10/31/2002
----------------------             --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   62

Form 13F Information Table Value Total:   $84,615


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

                        Lawson Kroeker Investment Management, Inc.
                                    FORM 13F
                                September 30, 2002

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAS9      545  1730000 PRN      SOLE                  1395000            335000
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAG5      518  1650000 PRN      SOLE                  1250000            400000
ABBOTT LABS                    COM              002824100     3966    98165 SH       SOLE                    64465             33700
ADVANCE PCS, INC               COM              00790K109      768    34095 SH       SOLE                    34095
AGERE CLASS B COMMON STOCK     COM              00845V209       20    20336 SH       SOLE                     9754             10582
ALBEMARLE CORP.                COM              012653101      251     9940 SH       SOLE                     9940
ALLMERICA FINANCIAL CORP       COM              019754100      191    15920 SH       SOLE                    15920
AMERICAN INTERNATIONAL GROUP   COM              026874107      393     7178 SH       SOLE                     7178
ANADARKO PETROLEUM CORP        COM              032511107      236     5296 SH       SOLE                     5296
AVERY DENNISON CORP            COM              053611109     3932    69005 SH       SOLE                    48505             20500
BERKSHIRE HATHAWAY INC         COM              084670108      222        3 SH       SOLE                        3
BRISTOL MYERS SQUIBB CO        COM              110122108      513    21560 SH       SOLE                    20960               600
BURLINGTON RES INC             COM              122014103     3413    88960 SH       SOLE                    60310             28650
CARDINAL HEALTH, INC.          COM              14149Y108     2932    47137 SH       SOLE                    35827             11310
CHEVRONTEXACO CORP             COM              166764100     3397    49060 SH       SOLE                    29310             19750
CHICAGO BRIDGE & IRON          COM              167250109     2875   119780 SH       SOLE                    77355             42425
CHOLESTECH CORP                COM              170393102      705    68020 SH       SOLE                    48020             20000
COCA COLA CO                   COM              191216100      345     7200 SH       SOLE                     7200
COLGATE PALMOLIVE CO           COM              194162103     3178    58915 SH       SOLE                    43540             15375
COMMONWEALTH TELEPHONE ENTERPR COM              203349105     3341    96095 SH       SOLE                    64976             31119
CONAGRA INC                    COM              205887102      692    27864 SH       SOLE                    27864
CORNING INC                    COM              219350105      197   123236 SH       SOLE                    82946             40290
EL PASO CORP.                  COM              28336L109     1235   149337 SH       SOLE                    98337             51000
EQUIFAX INC                    COM              294429105      445    20475 SH       SOLE                    20475
FEDERAL HOME LN MTG CORP       COM              313400301      356     6360 SH       SOLE                     6360
FIDELITY NATIONAL FINANCIAL    COM              316326107     4000   139167 SH       SOLE                    98157             41010
FIRST NATIONAL NEBRASKA INC    COM              335720108      208       70 SH       SOLE                       70
GPE BRUX LAMBERT               COM              7097328       2145    57895 SH       SOLE                    37445             20450
GUIDANT CORP                   COM              401698105      305     9434 SH       SOLE                     9434
HANOVER COMPRESSOR             COM              410768105      114    13710 SH       SOLE                    13510               200
HOUSTON EXPLORATION COMPANY    COM              442120101     3993   128190 SH       SOLE                    87365             40825
JOHNSON & JOHNSON              COM              478160104      217     4010 SH       SOLE                     4010
KANSAS CITY SOUTHERN INDUSTRIE COM              485170302     2100   169325 SH       SOLE                    97725             71600
KIMBERLY CLARK CORP            COM              494368103      375     6624 SH       SOLE                     6624
LEVEL 3 COMMUNICATIONS         COM              52729N100      740   190250 SH       SOLE                   119150             71100
LIBERTY MEDIA CO               COM              530718105     1230   171322 SH       SOLE                   111322             60000
LILLY ELI & CO                 COM              532457108      640    11569 SH       SOLE                    11569
MARSH & MCLENNAN COS           COM              571748102      471    11300 SH       SOLE                    11300
MONSANTO CO                    COM              611662107      166    10883 SH       SOLE                     7379              3504
MONY GROUP INC COM             COM              615337102     2503   101455 SH       SOLE                    67755             33700
NATIONWIDE FINANCIAL SERVICES  COM              638612101     2555    95705 SH       SOLE                    70155             25550
NDC HEALTH                     COM              639480102     1566   100690 SH       SOLE                    76190             24500
NEWMONT MNG CORP               COM              651639106     4018   146040 SH       SOLE                    94740             51300
NISOURCE INC.                  COM              65473P105      264    15310 SH       SOLE                    15310
PALL CORP                      COM              696429307      646    40900 SH       SOLE                    40900
PERFORMANCE FOOD GROUP         COM              713755106     5748   169260 SH       SOLE                   119810             49450
PHARMACIA CORP                 COM              71713U102     2488    63985 SH       SOLE                    43435             20550
PLUM CREEK TIMBER              COM              729251108     3031   134055 SH       SOLE                    87880             46175
PUDGET SOUND ENERGY            COM              745332106      224    10970 SH       SOLE                    10970
RCN CORP.                      COM              749361101      128   251550 SH       SOLE                   170650             80900
REYNOLDS & REYNOLDS CO         COM              761695105      620    27650 SH       SOLE                    27650
RFS HOTELS INVESTORS, INC      COM              74955J108      607    55250 SH       SOLE                    38250             17000
ROYAL DUTCH PETE CO NY REG SH  COM              780257705      706    17575 SH       SOLE                    17575
SENSE TECHNOLOGIES INC         COM              816923106        5    10000 SH       SOLE                    10000
SHERWIN WILLIAMS CO            COM              824348106      310    13100 SH       SOLE                    13100
SPRINT CORP PCS COM SER 1      COM              852061506       21    10836 SH       SOLE                    10836
SUNGARD DATA SYSTEMS           COM              867363103      937    48150 SH       SOLE                    48150
UNOCAL CORP                    COM              915289102      747    23810 SH       SOLE                    23810
VIACOM, INC. - CLASS B         COM              925524308     4275   105436 SH       SOLE                    74957             30479
VULCAN MATERIALS               COM              929160109     1202    33251 SH       SOLE                    26751              6500
WELLS FARGO CO                 COM              949746101      231     4800 SH       SOLE                     4800
WYETH                          COM              983024100      413    13000 SH       SOLE                    12800               200
                                                           $84,615